Lease Liabilities (Details) - Schedule of Lease Expense - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Lease Expense [Abstract]
Operating lease cost	¥ 1,593	¥ 1,758
Short-term lease cost
Lease cost	¥ 1,593	¥ 1,758